UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-777-7818

Date of fiscal year end: September 30, 2015

Date of reporting period: September 30, 2015

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

NOMURA HIGH YIELD FUND

ANNUAL REPORT

September 30, 2015

Investment Adviser:

NOMURA ASSET MANAGEMENT U.S.A. INC.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-866-777-7818; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015 (Unaudited)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Normura High Yield Fund’s (the “Fund”) performance for the fiscal year ended September 30, 2015 was -4.79% in terms of Net Asset Value (“NAV”) per share. The corresponding return for the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index (the “Benchmark”) was -3.54%. Therefore, the Fund underperformed the benchmark by 1.25%.

A large part of the high yield sell-off over the past year can be attributed to oil prices and fears about the effect of China’s slowdown on commodities. Market pessimism about China got incrementally worse in September 2015 as Caterpillar reduced their guidance for sales in China, having already reduced it in July. Also, the secondary implications of commodity weakness are still being felt, as emerging markets continue to be under pressure. Also, worries about Glencore raise the prospect of some systemic problems in commodity trading and fallen angels coming to high yield. The bonds in the oil and commodity sectors have continued to fall.

While the commodity sell-off is the biggest fundamental concern, high yield has also faced bad news in some of its defensive sectors unrelated to those issues. Sprint, the biggest issuer in high yield, was surprisingly downgraded from B2 to CCC by Moody’s on September 15, dealing a blow to high yield sentiment. The pharmaceutical companies, which had been a relative safe haven, are under scrutiny for excessively raising prices. Auto issuers had been enjoying booming sales, but the Volkswagen scandal knocked down the sector due to the prospect of disruption and additional regulation. Altice acquired Cablevision with all debt, which hurt the cable sector. In this fragile market, when underwriters attempt to bring new issues to market, they have been forced to dramatically increase the yield to sell the deal, which then pressures the sector in the secondary market as we have seen in the cable, wireline, and chemical sectors.

While the Energy sector continues to weigh heavily on the high yield market, we believe that the benefits of lower gas prices will continue to support the US consumer. Lower oil translates into lower gas prices, increased US consumer confidence, and increased discretionary income. This should help certain consumer driven sectors such as Gaming and Autos. Regional Gaming revenues (excluding the Las Vegas Strip) are growing at the strongest pace since 2011 as a majority of regional operators are experiencing an increase in both number of visits and spending per visit. North American US auto sales Seasonally Adjusted Annual Rate (“SAAR”) came in at 17.7MM for the month of August 2015, much better than the consensus of 17.3MM. Ford, Fiat Chrysler, and GM were all beneficiaries.

Evolving monetary policy, increased volatility in the energy sector, and swinging technicals all contributed to a challenging period for high yield market participants earlier in 2015. The two biggest areas of focus in high yield continued to be volatility in oil prices and rates. From a macro perspective, some of the most influential events over the past fiscal year was the Federal Open Market Committee (“FOMC”) meeting, with persistent

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015 (Unaudited)

downside surprises on US economic data, Greece negotiations with creditors, fluid Iran nuclear negotiations, Saudi airstrikes on Yemen, and a strengthening US dollar also had a meaningful impact.

From a sector perspective, overweights and positive issuer selection in the Building Materials, Software, and Support services sectors all had a positive impact on Fund performance. Negative security selection in the Energy-Exploration & Production and Oil Field Services detracted from performance.

From an issuer perspective, iPayment Inc., Rite Aid, and Schaeffler all had a positive impact on the fund during the fiscal year, while SandRidge, Sprint, and Quicksilver all had a negative impact.

In summary, it has been a challenging market as various forces have converged to create a large sell-off. Nevertheless, we feel that sell-offs can create great opportunities for long term investors. The energy and commodity sectors are already trading at distressed prices and can generate good performance if prices begin to migrate higher over the next 12-18 months. Outside of energy and commodities, we do not expect to see default risk rising materially from the various negative headlines. We believe that we have seen significant sell-offs from minor problems, exaggerated risk aversion, and technical factors. As always we will pore over this market to find good opportunities for the longer term.

Definition of the Comparative Indices

Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice regarding the Fund or any stock in particular.

There is a risk of loss. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise. High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities, due to the speculative nature of their investments.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015 (Unaudited)

Growth of a $250,000 Investment

	ANNUALIZED TOTAL RETURN FOR THE PERIOD ENDED SEPTEMBER 30, 2015(1)
	1 Year Return	Annualized Inception to Date
Nomura High Yield Fund, Class I Shares	-4.79%	3.83%
Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index	-3.54%	2.60%

(1)	On December 8, 2014, the High Yield Fund, a series of Nomura Partners Funds, Inc. (the “Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund III Nomura High Yield Fund. Information presented from December 27, 2012 to December 7, 2014 is that of the Class I shares of the Predecessor Fund.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.

See definition of comparative indices on page 2.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

SECTOR WEIGHTINGS†: (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 88.2%
	Face Amount	Value
AUTOMOTIVE — 1.1%
Affinia Group
7.750%, 05/01/21	$100,000	$105,500
Exide Technologies
11.000%, 04/30/20 (A)	176,517	147,392
Exide Technologies Escrow
8.625%, 02/01/18 * (G)	50,000	—
MPG Holdco I
7.375%, 10/15/22	25,000	26,125
Navistar International
8.250%, 11/01/21	25,000	20,156
Titan International
6.875%, 10/01/20	75,000	63,234

		362,407

BANKING — 3.2%
Bank of America
6.500%, 12/31/49 (C)	100,000	102,125
6.250%, 09/29/49 (C)	125,000	122,343
CIT Group
3.875%, 02/19/19	75,000	74,766
Citigroup
5.950%, 12/29/49 (C)	75,000	73,275
5.350%, 05/29/49 (C)	50,000	46,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
BANKING — continued
Goldman Sachs Group
5.700%, 12/29/49 (C)	$25,000	$24,938
5.375%, 12/31/49 (C)	50,000	49,000
JPMorgan Chase
6.750%, 08/29/49 (C)	100,000	104,250
6.125%, 12/29/49 (C)	125,000	125,000
6.000%, 12/29/49 (C)	75,000	74,016
5.150%, 04/05/23 (C)	100,000	94,532
5.000%, 12/29/49 (C)	75,000	73,031
Radian Group
5.250%, 06/15/20	50,000	49,781
Wells Fargo
5.900%, 12/29/49 (C)	50,000	50,250
5.875%, 12/31/49 (C)	25,000	25,625

		1,089,682

BASIC INDUSTRY — 9.8%
AK Steel
8.375%, 04/01/22	75,000	38,229
7.625%, 05/15/20	25,000	13,031
Aleris International
7.625%, 02/15/18	42,000	41,055
American Builders & Contractors Supply
5.625%, 04/15/21 (D)	50,000	49,250
ArcelorMittal
10.600%, 06/01/19	125,000	135,468
7.750%, 10/15/39	75,000	61,500
6.250%, 03/01/21	75,000	67,922
6.000%, 08/05/20	50,000	45,375
Arch Coal
8.000%, 01/15/19 (D)	75,000	8,625
7.250%, 06/15/21	50,000	3,000
7.000%, 06/15/19	50,000	3,750
Associated Materials LLC
9.125%, 11/01/17	25,000	20,250
AuRico Gold
7.750%, 04/01/20 (D)	25,000	21,688
AVINTIV Specialty Materials
6.875%, 06/01/19	25,000	26,609
Blue Cube Spinco
10.000%, 10/15/25 (D)	25,000	25,969
9.750%, 10/15/23 (D)	100,000	104,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
BASIC INDUSTRY — continued
Boise Cascade
6.375%, 11/01/20	$25,000	$25,883
Builders FirstSource
10.750%, 08/15/23 (D)	75,000	75,281
7.625%, 06/01/21 (D)	75,000	78,375
Building Materials Corp of America
5.375%, 11/15/24 (D)	75,000	74,438
Building Materials Holding
9.000%, 09/15/18 (D)	175,000	185,062
Cascades
5.500%, 07/15/22 (D)	25,000	23,844
Chemours
7.000%, 05/15/25 (D)	25,000	16,438
Cloud Peak Energy Resources LLC
6.375%, 03/15/24	25,000	13,875
Coeur Mining
7.875%, 02/01/21	25,000	15,125
Commercial Metals
4.875%, 05/15/23	25,000	22,000
Compass Minerals International
4.875%, 07/15/24 (D)	75,000	70,125
Constellium
5.750%, 05/15/24 (D)	250,000	191,250
CPG Merger Sub LLC
8.000%, 10/01/21 (D)	100,000	101,250
Eco Services Operations LLC
8.500%, 11/01/22 (D)	75,000	67,125
FMG Resources August 2006 Pty
9.750%, 03/01/22 (D)	25,000	23,281
8.250%, 11/01/19 (D)	75,000	60,094
Gibraltar Industries
6.250%, 02/01/21	25,000	25,500
Griffon
5.250%, 03/01/22	50,000	47,750
H&E Equipment Services
7.000%, 09/01/22	25,000	24,375
Hardwoods Acquisition
7.500%, 08/01/21 (D)	50,000	47,000
HD Supply
7.500%, 07/15/20	100,000	104,500
Hecla Mining
6.875%, 05/01/21	50,000	40,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
BASIC INDUSTRY — continued
Hexion US Finance
9.000%, 11/15/20	$200,000	$120,999
8.875%, 02/01/18	50,000	40,250
Hillman Group
6.375%, 07/15/22 (D)	50,000	46,250
Huntsman International
5.125%, 11/15/22 (D)	75,000	64,500
Jac Holding
11.500%, 10/01/19 (D)	25,000	24,688
Kissner Milling
7.250%, 06/01/19 (D)	100,000	94,500
Lundin Mining
7.875%, 11/01/22 (D)	25,000	24,062
Mercer International
7.750%, 12/01/22	50,000	50,750
7.000%, 12/01/19	50,000	50,750
Noranda Aluminum Acquisition
11.000%, 06/01/19	75,000	23,250
Nortek
8.500%, 04/15/21	75,000	79,125
NWH Escrow
7.500%, 08/01/21 (D)	75,000	68,625
Resolute Forest Products
5.875%, 05/15/23	225,000	168,750
Summit Materials LLC
10.500%, 01/31/20	12,000	12,900
SunCoke Energy Partners LP
7.375%, 02/01/20 (D)	75,000	66,610
Thompson Creek Metals
12.500%, 05/01/19	50,000	26,813
7.375%, 06/01/18	100,000	57,750
TPC Group
8.750%, 12/15/20 (D)	50,000	43,000
Unifrax I LLC
7.500%, 02/15/19 (D)	150,000	147,749
United States Steel
6.875%, 04/01/21	25,000	19,125
Univar USA
6.750%, 07/15/23 (D)	50,000	46,500
W.R. Grace & Co-Conn
5.125%, 10/01/21 (D)	75,000	74,250

		3,350,488

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CAPITAL GOODS — 5.1%
Aerojet Rocketdyne Holdings
7.125%, 03/15/21	$100,000	$104,000
Allegion
5.875%, 09/15/23	50,000	51,250
Anixter
5.125%, 10/01/21	50,000	49,813
Ardagh Packaging Finance
6.250%, 01/31/19 (D)	200,000	200,000
Beacon Roofing Supply
6.375%, 10/01/23 (D)	25,000	25,188
Belden
5.250%, 07/15/24 (D)	25,000	23,250
Berry Plastics Escrow LLC
6.000%, 10/15/22 (D)	50,000	50,375
Beverage Packaging Holdings Luxembourg II
6.000%, 06/15/17 (D)	100,000	98,250
5.625%, 12/15/16 (D)	50,000	49,438
Bombardier
7.500%, 03/15/25 (D)	50,000	37,500
6.125%, 01/15/23 (D)	25,000	18,500
BWAY Holding
9.125%, 08/15/21 (D)	150,000	145,500
CBC Ammo LLC
7.250%, 11/15/21 (D)	25,000	23,000
CNH Industrial Capital LLC
3.375%, 07/15/19	100,000	95,250
Colt Defense LLC
8.750%, 11/15/17 (B)	25,000	2,575
International Lease Finance
5.875%, 04/01/19	25,000	26,287
KLX
5.875%, 12/01/22 (D)	25,000	24,445
Manitowoc
5.875%, 10/15/22	25,000	26,688
Milacron LLC
7.750%, 02/15/21 (D)	125,000	128,125
Novelis
8.750%, 12/15/20	25,000	24,193
Owens-Brockway Glass Container
6.375%, 08/15/25 (D)	50,000	50,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CAPITAL GOODS — continued
PaperWorks Industries
9.500%, 08/15/19 (D)	$50,000	$48,500
Sealed Air
5.500%, 09/15/25 (D)	25,000	25,375
5.125%, 12/01/24 (D)	50,000	49,000
Signode Industrial Group Lux
6.375%, 05/01/22 (D)	75,000	71,250
Spirit AeroSystems
5.250%, 03/15/22	50,000	51,250
StandardAero Aviation Holdings
10.000%, 07/15/23 (D)	25,000	24,875
TransDigm
6.500%, 07/15/24	25,000	23,621
6.000%, 07/15/22	150,000	140,626
Vander Intermediate Holding II
9.750%, 02/01/19 (A) (D)	25,000	20,250
Waterjet Holdings
7.625%, 02/01/20 (D)	25,000	25,125

		1,733,999

CONSUMER CYCLICAL — 4.4%
1011778 B.C. ULC / New Red Finance
6.000%, 04/01/22 (D)	100,000	101,750
99 Cents Only Stores LLC
11.000%, 12/15/19	25,000	15,000
American Greetings
7.375%, 12/01/21	50,000	52,000
BI-LO LLC
8.625%, 09/15/18 (A) (D)	50,000	45,250
Carrols Restaurant Group
8.000%, 05/01/22	25,000	26,313
Claire’s Stores
8.875%, 03/15/19	25,000	10,000
DriveTime Automotive Group
8.000%, 06/01/21 (D)	25,000	22,625
Group 1 Automotive
5.000%, 06/01/22	75,000	74,250
Gymboree
9.125%, 12/01/18	100,000	32,000
Icon Health & Fitness
11.875%, 10/15/16 (D)	75,000	73,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER CYCLICAL — continued
JC Penney
7.950%, 04/01/17	$34,000	$35,445
Landry’s
9.375%, 05/01/20 (D)	25,000	26,813
Nathan’s Famous
10.000%, 03/15/20 (D)	100,000	105,249
Neiman Marcus Group LLC
8.000%, 10/15/21 (D)	25,000	25,750
NPC International
10.500%, 01/15/20	25,000	26,000
Outerwall
5.875%, 06/15/21	50,000	47,063
Radio Systems
8.375%, 11/01/19 (D)	25,000	26,219
Revlon Consumer Products
5.750%, 02/15/21	25,000	24,375
Rite Aid
7.700%, 02/15/27	75,000	85,875
6.875%, 12/15/28 (D)	100,000	106,000
6.750%, 06/15/21	125,000	128,437
Roundy’s Supermarkets
10.250%, 12/15/20 (D)	75,000	51,188
RSI Home Products
6.500%, 03/15/23 (D)	125,000	125,625
rue21
9.000%, 10/15/21 (D)	75,000	60,938
Sonic Automotive
5.000%, 05/15/23	100,000	96,249
Tops Holding II
8.750%, 06/15/18	75,000	73,875

		1,497,789

CONSUMER NON-CYCLICAL — 2.9%
American Achievement
10.875%, 04/15/16 (D)	25,000	24,750
Cott Beverages
6.750%, 01/01/20	50,000	51,500
5.375%, 07/01/22	100,000	97,124
Dean Holding
6.900%, 10/15/17	100,000	104,749
Diamond Foods
7.000%, 03/15/19 (D)	25,000	25,766

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER NON-CYCLICAL — continued
Hearthside Group Holdings LLC
6.500%, 05/01/22 (D)	$100,000	$93,000
HRG Group
7.875%, 07/15/19 (D)	50,000	52,000
7.750%, 01/15/22 (D)	100,000	98,406
JBS USA LLC
7.250%, 06/01/21 (D)	25,000	25,688
KeHE Distributors LLC
7.625%, 08/15/21 (D)	25,000	26,313
Post Holdings
8.000%, 07/15/25 (D)	25,000	25,813
7.750%, 03/15/24 (D)	75,000	76,875
6.000%, 12/15/22 (D)	100,000	96,250
Prestige Brands
5.375%, 12/15/21 (D)	50,000	48,750
Spectrum Brands
6.625%, 11/15/22	50,000	53,125
6.125%, 12/15/24 (D)	75,000	77,250
Vector Group
7.750%, 02/15/21	25,000	26,528

		1,003,887

ENERGY — 9.8%
Antero Resources
5.625%, 06/01/23 (D)	125,000	109,687
5.125%, 12/01/22	50,000	43,250
Approach Resources
7.000%, 06/15/21	25,000	15,125
Blue Racer Midstream LLC
6.125%, 11/15/22 (D)	50,000	47,500
Calfrac Holdings LP
7.500%, 12/01/20 (D)	25,000	15,625
Chaparral Energy
9.875%, 10/01/20	50,000	15,750
7.625%, 11/15/22	25,000	7,375
Chesapeake Energy
5.750%, 03/15/23	50,000	32,859
5.375%, 06/15/21	150,000	100,500
CITGO Holding
10.750%, 02/15/20 (D)	100,000	98,250
CITGO Petroleum
6.250%, 08/15/22 (D)	50,000	48,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Crestwood Midstream Partners LP
6.125%, 03/01/22	$50,000	$43,535
CSI Compressco LP
7.250%, 08/15/22	50,000	41,000
Denbury Resources
6.375%, 08/15/21	100,000	63,000
5.500%, 05/01/22	25,000	15,000
Denver Parent
12.250%, 08/15/18 (A)	59,475	2,082
Endeavor Energy Resources LP
8.125%, 09/15/23 (D)	25,000	24,000
Energy Transfer Equity LP
7.500%, 10/15/20	50,000	50,000
5.875%, 01/15/24	100,000	90,550
Energy XXI Gulf Coast
7.750%, 06/15/19	50,000	7,500
7.500%, 12/15/21	25,000	3,375
EP Energy LLC
9.375%, 05/01/20	75,000	64,499
EXCO Resources
8.500%, 04/15/22	50,000	14,375
7.500%, 09/15/18	25,000	7,375
Gibson Energy
6.750%, 07/15/21 (D)	25,000	24,156
Halcon Resources
9.750%, 07/15/20	75,000	25,875
8.625%, 02/01/20 (D)	50,000	41,563
Hercules Offshore
8.750%, 07/15/21 (B) (D)	25,000	5,375
7.500%, 10/01/21 (B) (D)	175,000	35,875
6.750%, 04/01/22 (B) (D)	25,000	5,125
Laredo Petroleum
6.250%, 03/15/23	75,000	68,250
LBC Tank Terminals Holding Netherlands BV
6.875%, 05/15/23 (D)	200,000	208,500
Linn Energy LLC
8.625%, 04/15/20	100,000	27,000
6.250%, 11/01/19	175,000	44,625
Martin Midstream Partners LP
7.250%, 02/15/21	50,000	46,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
MEG Energy
6.500%, 03/15/21 (D)	$50,000	$41,250
Memorial Resource Development
5.875%, 07/01/22	50,000	45,750
Midstates Petroleum
10.750%, 10/01/20	100,000	20,500
Oasis Petroleum
7.250%, 02/01/19	25,000	22,063
6.500%, 11/01/21	25,000	19,750
PBF Logistics LP
6.875%, 05/15/23 (D)	50,000	43,375
Precision Drilling
5.250%, 11/15/24	25,000	20,000
Quicksilver Resources
9.125%, 08/15/19 (B)	325,000	22,750
Rice Energy
7.250%, 05/01/23 (D)	25,000	23,438
Rose Rock Midstream LP
5.625%, 07/15/22	75,000	66,375
Sabine Oil & Gas
9.750%, 02/15/17 (B)	75,000	7,500
7.250%, 06/15/19 (B)	25,000	3,625
Sabine Pass Liquefaction LLC
5.625%, 02/01/21	100,000	93,250
Sabine Pass LNG LP
7.500%, 11/30/16	100,000	102,750
Sanchez Energy
7.750%, 06/15/21	75,000	55,500
6.125%, 01/15/23	25,000	16,875
SandRidge Energy
8.750%, 06/01/20 (D)	25,000	15,156
8.125%, 10/15/22	275,000	60,500
7.500%, 03/15/21	150,000	33,750
Sanjel
7.500%, 06/19/19 (D)	200,000	94,000
Seventy Seven Energy
6.500%, 07/15/22	75,000	29,250
Shelf Drilling Holdings
8.625%, 11/01/18 (D)	125,000	98,125
Southern Star Central
5.125%, 07/15/22 (D)	75,000	72,375

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Summit Midstream Holdings LLC
7.500%, 07/01/21	$75,000	$72,375
5.500%, 08/15/22	150,000	129,749
Sunoco LP
6.375%, 04/01/23 (D)	25,000	24,500
5.500%, 08/01/20 (D)	75,000	74,249
Targa Resources Partners LP
6.750%, 03/15/24 (D)	50,000	47,813
4.125%, 11/15/19 (D)	100,000	90,250
Tesoro Logistics LP
6.125%, 10/15/21	100,000	98,750
5.500%, 10/15/19 (D)	25,000	24,625
Transocean
6.500%, 11/15/20	50,000	38,250
5.050%, 12/15/16	25,000	24,688
Triangle USA Petroleum
6.750%, 07/15/22 (D)	75,000	31,875
Unit
6.625%, 05/15/21	25,000	20,625
W&T Offshore
8.500%, 06/15/19	25,000	11,125
Warren Resources
9.000%, 08/01/22	125,000	28,125
Whiting Petroleum
6.250%, 04/01/23	25,000	21,625
Williams Partners LP
4.875%, 05/15/23	125,000	115,805

		3,355,392

FINANCIAL SERVICES — 5.4%
Aircastle
5.125%, 03/15/21	50,000	50,250
4.625%, 12/15/18	25,000	25,528
Alliance Data Systems
5.375%, 08/01/22 (D)	50,000	48,875
Ally Financial
8.000%, 12/31/18	50,000	55,125
5.125%, 09/30/24	75,000	74,344
4.750%, 09/10/18	50,000	51,063
American Capital
6.500%, 09/15/18 (D)	50,000	51,732

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIAL SERVICES — continued
Argos Merger Sub
7.125%, 03/15/23 (D)	$150,000	$151,687
Community Choice Financial
10.750%, 05/01/19	50,000	16,750
Harland Clarke Holdings
9.750%, 08/01/18 (D)	25,000	25,781
9.250%, 03/01/21 (D)	225,000	187,874
6.875%, 03/01/20 (D)	25,000	22,625
Icahn Enterprises LP
4.875%, 03/15/19	150,000	150,600
Interactive Data
5.875%, 04/15/19 (D)	25,000	25,016
iPayment
9.500%, 12/15/19 (D)	61,690	61,382
Ladder Capital Finance Holdings LLLP
7.375%, 10/01/17	50,000	50,250
MSCI
5.750%, 08/15/25 (D)	25,000	25,188
National Financial Partners
9.000%, 07/15/21 (D)	150,000	145,312
Nationstar Mortgage LLC
6.500%, 08/01/18	150,000	127,625
Navient MTN
8.000%, 03/25/20	25,000	24,000
6.125%, 03/25/24	150,000	120,374
5.500%, 01/15/19	100,000	93,188
Opal Acquisition
8.875%, 12/15/21 (D)	50,000	47,250
Oppenheimer Holdings
8.750%, 04/15/18	19,000	19,523
Prospect Holding LLC
10.250%, 10/01/18 (D)	75,000	46,125
Springleaf Finance
6.900%, 12/15/17	100,000	104,750
6.000%, 06/01/20	25,000	25,188
WaveDivision Escrow LLC
8.125%, 09/01/20 (D)	25,000	24,500

		1,851,905

HEALTHCARE — 6.9%
Alere
6.500%, 06/15/20	50,000	51,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTHCARE — continued
Amsurg
5.625%, 11/30/20	$25,000	$25,500
CHS
8.000%, 11/15/19	50,000	52,156
6.875%, 02/01/22	125,000	127,963
Concordia Healthcare
7.000%, 04/15/23 (D)	75,000	65,625
Crimson Merger Sub
6.625%, 05/15/22 (D)	100,000	86,250
DJO Finco
8.125%, 06/15/21 (D)	50,000	48,750
Endo Finance LLC
7.000%, 12/15/20 (D)	25,000	26,000
Envision Healthcare
5.125%, 07/01/22 (D)	35,000	35,000
ExamWorks Group
5.625%, 04/15/23	50,000	50,688
Forest Laboratories LLC
5.000%, 12/15/21 (D)	50,000	54,309
Fresenius Medical Care US Finance II
5.625%, 07/31/19 (D)	25,000	26,781
Halyard Health
6.250%, 10/15/22	50,000	51,219
HCA
7.500%, 02/15/22	25,000	28,250
5.375%, 02/01/25	100,000	99,000
5.250%, 04/15/25	100,000	102,374
5.000%, 03/15/24	50,000	50,125
4.250%, 10/15/19	50,000	50,563
3.750%, 03/15/19	50,000	50,000
HealthSouth
5.750%, 11/01/24 (D)	50,000	49,500
inVentiv Health
10.000%, 08/15/18 (A) (D)	26,730	26,361
JLL/Delta Dutch Pledgeco
8.750%, 05/01/20 (A) (D)	100,000	101,000
Kindred Escrow II
8.750%, 01/15/23 (D)	25,000	27,094
LifePoint Health
5.500%, 12/01/21	75,000	75,938

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTHCARE — continued
Mallinckrodt International Finance
5.500%, 04/15/25 (D)	$25,000	$22,281
MPH Acquisition Holdings
6.625%, 04/01/22 (D)	75,000	75,188
Omnicare Inc
5.000%, 12/01/24	25,000	27,125
PRA Holdings
9.500%, 10/01/23 (D)	45,000	49,838
Service International
5.375%, 05/15/24	225,000	233,436
Tenet Healthcare
6.750%, 06/15/23	25,000	24,938
5.500%, 03/01/19	50,000	49,688
5.000%, 03/01/19	100,000	97,124
Valeant Pharmaceuticals International
7.500%, 07/15/21 (D)	25,000	25,750
6.125%, 04/15/25 (D)	275,000	261,999
5.375%, 03/15/20 (D)	75,000	72,891
WellCare Health Plans
5.750%, 11/15/20	50,000	52,188

		2,353,892

INSURANCE — 0.5%
Hub Holdings LLC
8.125%, 07/15/19 (A) (D)	25,000	24,250
HUB International
7.875%, 10/01/21 (D)	25,000	23,938
MBIA
7.150%, 07/15/27	25,000	25,500
MBIA Insurance
11.549%, 01/15/33 (C) (D)	125,000	58,124
USI
7.750%, 01/15/21 (D)	25,000	24,563

		156,375

MEDIA — 7.7%
Cablevision Systems
8.625%, 09/15/17	75,000	78,374
CCO Holdings LLC
6.625%, 01/31/22	25,000	25,188
6.500%, 04/30/21	25,000	25,172
5.750%, 01/15/24	100,000	95,969

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MEDIA — continued
5.375%, 05/01/25 (D)	$50,000	$45,563
5.125%, 02/15/23 (D)	75,000	69,173
Cequel Communications Holdings I LLC
5.125%, 12/15/21 (D)	145,000	128,233
DISH DBS
6.750%, 06/01/21	25,000	24,141
5.875%, 11/15/24	50,000	42,594
5.125%, 05/01/20	50,000	47,000
5.000%, 03/15/23	50,000	42,000
Gray Television
7.500%, 10/01/20	125,000	128,593
Harron Communications LP
9.125%, 04/01/20 (D)	50,000	53,125
iHeartCommunications
9.000%, 12/15/19	50,000	43,188
Live Nation Entertainment
5.375%, 06/15/22 (D)	75,000	73,874
MDC Partners
6.750%, 04/01/20 (D)	25,000	24,781
Mediacom Broadband
5.500%, 04/15/21	25,000	23,844
MHGE Parent LLC
8.500%, 08/01/19 (D)	75,000	74,905
Midcontinent Communications & Midcontinent Finance
6.875%, 08/15/23 (D)	50,000	49,938
MPL 2 Acquisition Canco
9.875%, 08/15/18 (D)	75,000	77,813
Multi-Color
6.125%, 12/01/22 (D)	25,000	25,563
Mustang Merger
8.500%, 08/15/21 (D)	100,000	104,249
Nielsen Luxembourg
5.500%, 10/01/21 (D)	150,000	149,812
Numericable-SFR
6.000%, 05/15/22 (D)	200,000	193,250
Outfront Media Capital LLC
5.625%, 02/15/24 (D)	25,000	25,344
5.250%, 02/15/22	50,000	49,938
Quebecor Media
5.750%, 01/15/23	75,000	73,875

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MEDIA — continued
RCN Telecom Services LLC
8.500%, 08/15/20 (D)	$150,000	$155,437
RR Donnelley & Sons
7.875%, 03/15/21	25,000	26,094
6.000%, 04/01/24	50,000	46,188
Sinclair Television Group
6.375%, 11/01/21	100,000	101,000
5.375%, 04/01/21	75,000	73,594
Sirius XM Radio
6.000%, 07/15/24 (D)	125,000	125,938
TEGNA
5.125%, 07/15/20	25,000	25,563
4.875%, 09/15/21 (D)	25,000	24,563
Townsquare Media
6.500%, 04/01/23 (D)	75,000	67,031
Tribune Media
5.875%, 07/15/22 (D)	50,000	48,625
Univision Communications
5.125%, 02/15/25 (D)	50,000	46,875
Wave Holdco LLC
8.250%, 07/15/19 (A) (D)	50,000	49,000
WMG Acquisition
5.625%, 04/15/22 (D)	25,000	24,313

		2,609,720

REAL ESTATE — 2.6%
Communications Sales & Leasing
8.250%, 10/15/23 ‡	50,000	43,000
CyrusOne LP
6.375%, 11/15/22 (D)	50,000	50,875
DuPont Fabros Technology LP
5.875%, 09/15/21 ‡	50,000	51,500
ESH Hospitality
5.250%, 05/01/25 ‡ (D)	150,000	147,374
FelCor Lodging LP
6.000%, 06/01/25	25,000	25,125
GEO Group
5.875%, 01/15/22 ‡	50,000	51,750
Hunt
9.625%, 03/01/21 (D)	25,000	23,625
Iron Mountain
6.000%, 10/01/20 ‡ (D)	125,000	126,525

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE — continued
Kennedy-Wilson
5.875%, 04/01/24	$100,000	$98,000
MPT Operating Partnership LP
6.375%, 02/15/22 ‡	50,000	52,438
Realogy Group LLC
5.250%, 12/01/21 (D)	25,000	25,188
3.375%, 05/01/16 (D)	100,000	99,750
RHP Hotel Properties LP
5.000%, 04/15/23 ‡ (D)	25,000	25,063
Sabra Health Care LP
5.500%, 02/01/21 ‡	50,000	52,250

		872,463

SERVICES — 12.4%
ADS Waste Holdings
8.250%, 10/01/20	25,000	24,938
ADT
6.250%, 10/15/21	100,000	103,124
Affinity Gaming
9.000%, 05/15/18	25,000	24,875
Air Canada
8.750%, 04/01/20 (D)	50,000	54,750
7.750%, 04/15/21 (D)	100,000	105,500
6.750%, 10/01/19 (D)	50,000	52,505
Air Canada Pass-Through Trust, Ser 2013-1, Cl B
5.375%, 05/15/21 (D)	22,119	22,755
AMC Entertainment
5.750%, 06/15/25	50,000	48,750
American Airlines Group
4.625%, 03/01/20 (D)	75,000	73,313
APX Group
8.750%, 12/01/20	25,000	21,250
Ashton Woods USA LLC
6.875%, 02/15/21 (D)	150,000	138,749
AV Homes
8.500%, 07/01/19	50,000	49,625
BakerCorp International
8.250%, 06/01/19	25,000	19,000
Beazer Homes USA
7.250%, 02/01/23	125,000	115,312
5.750%, 06/15/19	50,000	47,250

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
SERVICES — continued
Boyd Gaming
6.875%, 05/15/23	$175,000	$177,624
Brookfield Residential Properties
6.375%, 05/15/25 (D)	25,000	23,563
Caesars Entertainment Operating
8.500%, 02/15/20 (B)	25,000	20,625
Carmike Cinemas
6.000%, 06/15/23 (D)	75,000	75,749
CEB
5.625%, 06/15/23 (D)	50,000	49,875
Century Communities
6.875%, 05/15/22 (D)	50,000	47,625
Choctaw Resort Development Enterprise
7.250%, 11/15/19 (D)	96,000	95,040
Cinemark USA
5.125%, 12/15/22	25,000	24,594
Compiler Finance Sub
7.000%, 05/01/21 (D)	50,000	30,250
Continental Airlines Pass-Thru Certificates, Ser 2012-3, Cl C
6.125%, 04/29/18	100,000	103,874
Covanta Holding
5.875%, 03/01/24	25,000	23,938
DR Horton
3.750%, 03/01/19	50,000	50,438
Eldorado Resorts
7.000%, 08/01/23 (D)	75,000	74,063
Flexi-Van Leasing
7.875%, 08/15/18 (D)	100,000	101,750
Florida East Coast Holdings
9.750%, 05/01/20 (D)	25,000	22,625
Garda World Security
7.250%, 11/15/21 (D)	100,000	91,750
Intrepid Aviation Group Holdings LLC
6.875%, 02/15/19 (D)	50,000	45,250
Jack Cooper Holdings
9.250%, 06/01/20 (D)	25,000	22,625
Jaguar Holding II
6.375%, 08/01/23 (D)	50,000	48,750
JCH Parent
10.500%, 03/15/19 (A) (D)	30,863	21,912

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
SERVICES — continued
K Hovnanian Enterprises
8.000%, 11/01/19 (D)	$50,000	$36,125
7.000%, 01/15/19 (D)	75,000	55,125
KB Home
7.000%, 12/15/21	25,000	25,063
LTF Merger Sub
8.500%, 06/15/23 (D)	150,000	141,750
Mattamy Group
6.500%, 11/15/20 (D)	25,000	24,375
Meritage Homes
7.150%, 04/15/20	25,000	27,188
4.500%, 03/01/18	25,000	25,250
MGM Resorts International
10.000%, 11/01/16	75,000	80,063
8.625%, 02/01/19	50,000	55,125
Michael Baker Holdings
8.875%, 04/15/19 (A) (D)	25,000	21,250
Midas Intermediate Holdco II LLC
7.875%, 10/01/22 (D)	100,000	98,000
NAI Entertainment Holdings
5.000%, 08/01/18 (D)	50,000	50,500
Navios Maritime Acquisition
8.125%, 11/15/21 (D)	125,000	116,093
Navios South American Logistics
7.250%, 05/01/22 (D)	25,000	22,594
NCL
5.250%, 11/15/19 (D)	165,000	168,197
Neovia Logistics Intermediate Holdings
10.000%, 02/15/18 (A) (D)	50,000	49,875
NES Rentals Holdings
7.875%, 05/01/18 (D)	75,000	72,375
New Enterprise Stone & Lime
13.000%, 03/15/18 (A)	124,708	129,228
Palace Entertainment Holdings
8.875%, 04/15/17 (D)	50,000	49,344
Penn National Gaming
5.875%, 11/01/21	50,000	50,688
Pinnacle Entertainment
6.375%, 08/01/21	25,000	26,583
Regal Entertainment Group
5.750%, 03/15/22	75,000	73,563

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
SERVICES — continued
Scientific Games International
10.000%, 12/01/22	$100,000	$87,750
Speedway Motorsports
5.125%, 02/01/23	50,000	49,250
Sugarhouse HSP Gaming Prop Mezz LP
6.375%, 06/01/21 (D)	50,000	47,250
Teekay Offshore Partners LP
6.000%, 07/30/19	100,000	75,000
TMS International
7.625%, 10/15/21 (D)	25,000	23,375
Transfield Services
8.375%, 05/15/20 (D)	25,000	25,844
TRI Pointe Holdings
5.875%, 06/15/24	50,000	49,250
4.375%, 06/15/19	50,000	49,250
United Continental Holdings
6.375%, 06/01/18	25,000	26,313
US Airways Group
6.125%, 06/01/18	50,000	51,500
US Airways Pass-Through Trust, Ser 2012-2, Cl C
5.450%, 06/03/18	25,000	25,281
Viking Cruises
8.500%, 10/15/22 (D)	50,000	55,000
6.250%, 05/15/25 (D)	25,000	24,438
William Lyon Homes
8.500%, 11/15/20	25,000	26,938
7.000%, 08/15/22 (D)	25,000	25,813
5.750%, 04/15/19	25,000	25,250
Woodside Homes LLC
6.750%, 12/15/21 (D)	75,000	69,375
XPO Logistics
6.500%, 06/15/22 (D)	50,000	42,281

		4,231,128

TECHNOLOGY & ELECTRONICS — 5.9%
Advanced Micro Devices
6.750%, 03/01/19	75,000	52,219
Affinion Investments LLC
13.500%, 08/15/18	153,000	81,759
Alcatel-Lucent USA
6.500%, 01/15/28	75,000	75,281

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TECHNOLOGY & ELECTRONICS — continued
Ancestry.com Holdings LLC
9.625%, 10/15/18 (A) (D)	$175,000	$173,905
Audatex North America
6.125%, 11/01/23 (D)	100,000	100,875
Bankrate
6.125%, 08/15/18 (D)	25,000	24,375
Blue Coat Holdings
8.375%, 06/01/23 (D)	50,000	49,875
BMC Software Finance
8.125%, 07/15/21 (D)	75,000	60,891
Cardtronics
5.125%, 08/01/22	25,000	24,125
CDW LLC
6.000%, 08/15/22	25,000	26,225
Ceridian HCM Holding
11.000%, 03/15/21 (D)	50,000	45,938
CommScope
5.500%, 06/15/24 (D)	100,000	95,874
5.000%, 06/15/21 (D)	75,000	73,594
CommScope Holding
6.625%, 06/01/20 (A) (D)	50,000	51,438
EarthLink Holdings
8.875%, 05/15/19	57,000	58,995
Emdeon
6.000%, 02/15/21 (D)	50,000	48,313
Entegris
6.000%, 04/01/22 (D)	25,000	25,469
First Data
12.625%, 01/15/21	25,000	28,406
11.750%, 08/15/21	14,750	16,409
10.625%, 06/15/21	114,000	125,257
8.250%, 01/15/21 (D)	25,000	26,000
Freescale Semiconductor
5.000%, 05/15/21 (D)	75,000	76,500
IAC
4.750%, 12/15/22	25,000	23,031
IMS Health
6.000%, 11/01/20 (D)	25,000	25,625
Micron Technology
5.250%, 01/15/24 (D)	250,000	229,777

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TECHNOLOGY & ELECTRONICS — continued
NCR
6.375%, 12/15/23	$125,000	$122,969
5.875%, 12/15/21	25,000	24,594
Netflix
5.500%, 02/15/22 (D)	25,000	25,250
Nortel Networks
10.750%, 07/15/16 (B)	25,000	22,281
Sanmina
4.375%, 06/01/19 (D)	25,000	25,188
Southern Graphics
8.375%, 10/15/20 (D)	25,000	25,000
Sungard Availability Services Capital
8.750%, 04/01/22 (D)	50,000	30,250
SunGard Data Systems
7.375%, 11/15/18	100,000	102,250

		1,997,938

TELECOMMUNICATION SERVICES — 7.7%
B Communications
7.375%, 02/15/21 (D)	50,000	53,000
CenturyLink
6.750%, 12/01/23	150,000	131,250
5.800%, 03/15/22	125,000	107,344
Cogent Communications Finance
5.625%, 04/15/21 (D)	75,000	70,688
Cogent Communications Group
5.375%, 03/01/22 (D)	25,000	24,188
Consolidated Communications
6.500%, 10/01/22 (D)	125,000	112,500
Digicel Group
7.125%, 04/01/22 (D)	200,000	173,500
Frontier Communications
10.500%, 09/15/22 (D)	175,000	171,062
Intelsat Jackson Holdings
7.500%, 04/01/21	50,000	46,125
7.250%, 04/01/19	25,000	23,531
Intelsat Luxembourg
8.125%, 06/01/23	75,000	49,125
7.750%, 06/01/21	50,000	33,000
6.750%, 06/01/18	50,000	42,813

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TELECOMMUNICATION SERVICES — continued
Level 3 Financing
5.625%, 02/01/23	$50,000	$49,313
5.375%, 08/15/22	25,000	24,406
Neptune Finco
10.125%, 01/15/23 (D)	200,000	202,750
Sprint
7.875%, 09/15/23	200,000	161,875
7.625%, 02/15/25	75,000	58,078
7.250%, 09/15/21	50,000	41,063
7.125%, 06/15/24	50,000	38,605
Sprint Capital
8.750%, 03/15/32	375,000	292,499
T-Mobile USA
6.731%, 04/28/22	50,000	50,000
6.625%, 04/01/23	75,000	74,438
6.250%, 04/01/21	75,000	74,925
6.000%, 03/01/23	100,000	96,750
5.250%, 09/01/18	50,000	51,000
West
5.375%, 07/15/22 (D)	100,000	92,750
Windstream Holding of the Midwest
6.750%, 04/01/28	50,000	32,500
Windstream Services LLC
7.750%, 10/01/21	75,000	60,094
Zayo Group LLC
6.000%, 04/01/23 (D)	200,000	194,499

		2,633,671

UTILITIES — 2.8%
AES
3.324%, 06/01/19 (C)	50,000	47,625
Calpine
7.875%, 01/15/23 (D)	50,000	53,375
5.500%, 02/01/24	100,000	93,499
Dynegy
7.625%, 11/01/24	25,000	25,375
7.375%, 11/01/22	75,000	76,031
Energy Future Intermediate Holding LLC
11.750%, 03/01/22 (B) (D)	39,671	42,250
Ferrellgas LP
6.750%, 01/15/22	25,000	23,375

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
GenOn Energy
9.875%, 10/15/20	$25,000	$23,375
9.500%, 10/15/18	100,000	93,000
7.875%, 06/15/17	25,000	23,563
Illinois Power Generating
7.000%, 04/15/18	100,000	90,500
NRG Energy
8.250%, 09/01/20	25,000	25,675
6.625%, 03/15/23	25,000	23,000
6.250%, 07/15/22	75,000	67,938
Suburban Propane Partners LP
5.500%, 06/01/24	75,000	69,750
TerraForm Global Operating LLC
9.750%, 08/15/22 (D)	50,000	40,250
TerraForm Power Operating LLC
6.125%, 06/15/25 (D)	25,000	21,688
5.875%, 02/01/23 (D)	50,000	44,125
Texas Competitive Electric Holdings LLC
11.500%, 10/01/20 (B) (D)	200,000	78,000

		962,394

Total Corporate Obligations (Cost $33,568,471)		30,063,130

LOAN PARTICIPATIONS — 7.4%
AUTOMOTIVE — 0.8%
Affinion Group, Initial Second Lien Term Loan
8.500%, 10/12/18	25,000	22,469
Affinion Group, Tranche B Term Loan
6.750%, 10/08/16	24,749	23,279
Chassix Exit Term Loan
12.000%, 07/29/19	102,460	104,765
Federal Mogul Corporation, Tranche B Term Loan
4.000%, 04/15/18	49,500	47,366
Federal Mogul Corporation, Tranche C Term Loan
4.750%, 04/15/21	74,250	70,662

		268,541

BASIC INDUSTRY — 0.3%
Atkore International, Second Lien Initial Term Loan
7.750%, 10/09/21	25,000	23,094

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

LOAN PARTICIPATIONS — continued
	Face Amount	Value
BASIC INDUSTRY — continued
Chemours, First Lien Term Loan
3.750%, 05/09/22	$125	$110
Chemours, Tranche B Term Loan
3.750%, 05/12/22	24,813	21,827
HD Supply, First Lien Term Loan
3.750%, 08/14/21	25,000	24,931
NewPage Corporation, Term B Loan
9.500%, 02/11/21	73,447	40,304

		110,266

CAPITAL GOODS — 0.4%
Polymer Group, Initial Loan
5.250%, 12/19/19	98,811	98,904
Signode Industrial Group, Initial Term B Loan
3.750%, 05/01/21	12,037	11,962
Signode Industrial Group, Term Loan
3.750%, 05/01/21	24,444	24,292

		135,158

CONSUMER CYCLICAL — 0.5%
JC Penney, Term Loan
5.000%, 06/20/19	24,750	24,699
Neiman Marcus Group LLC, Term Loan
4.250%, 10/25/20	147,817	144,952

		169,651

CONSUMER GOODS — 0.1%
Shearer’s Foods LLC, Second Lien Term Loan
7.750%, 06/30/22	25,000	24,563

CONSUMER NON-CYCLICAL — 0.4%
Diamond Foods, First Lien Term Loan
4.250%, 08/20/18	49,250	49,188
Visant Corporation, Initial Term Loan
7.000%, 09/23/21	69,889	64,647
Vogue International LLC, Initial Tranche B Term Loan
5.250%, 02/14/20	24,625	24,764

		138,599

ENERGY — 0.7%
CITGO, First Lien Term Loan
9.500%, 05/12/18	74,313	73,384
HFOTCO LLC, Tranche B Term Loan
4.250%, 08/19/21	24,750	23,760

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

LOAN PARTICIPATIONS — continued
	Face Amount	Value
ENERGY — continued
Sabine Oil & Gas LLC, Second Lien Term Loan
8.750%, 12/31/18 (B)	$25,000	$4,438
Southcross Holdings Borrower LP, Term Loan
6.000%, 08/04/21	24,688	18,598
Stallion Oilfield Holdings, Term Loan
8.000%, 06/19/18	95,459	69,526
W&T Offshore, Second Lien Term Loan
9.000%, 05/15/20	50,000	43,750

		233,456

FINANCIAL SERVICES — 0.1%
Orchard Acquisition Company LLC, Initial Term Loan
7.000%, 02/08/19	39,087	35,699

HEALTHCARE — 0.7%
21st Century Oncology, First Lien Term Loan
6.500%, 04/30/22	24,938	23,753
DPX Holdings B.V. (fka JLL/Delta Dutch Newco B.V.), Initial Dollar Term Loan
4.250%, 03/11/21	49,188	48,482
Opal Acquisition, Term B Loan
5.000%, 11/27/20	49,128	48,256
Premier Dental Services, New Term Loan
6.000%, 11/01/18	73,688	64,661
Valeant Pharmaceuticals, Delayed Draw Term Loan
4.000%, 04/01/22	49,750	49,315

		234,467

INSURANCE — 0.5%
Asurion LLC, Incremental Tranche B-1 Term Loan
5.000%, 05/24/19	12,087	11,561
Asurion LLC, Incremental Tranche B-4 Term Loan, 1st Lien
5.000%, 07/29/22	74,813	70,920
Asurion LLC, Second Lien Term Loan
8.500%, 03/03/21	25,000	22,656
MPH Acquisition Holdings LLC, Initial Term Loan
3.750%, 03/31/21	60,682	60,037

		165,174

REAL ESTATE — 0.3%
DTZ U.S. Borrower LLC, Second Lien Term Loan
9.250%, 11/04/22	75,000	75,316

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

LOAN PARTICIPATIONS — continued
	Face Amount	Value
REAL ESTATE — continued
DTZ U.S. Borrower LLC, Term Loan
4.250%, 11/04/21	$21,084	$20,906

		96,222

SERVICES — 1.7%
Acosta, Tranche B-1 Term Loan
4.250%, 09/24/21	49,750	49,082
Advantage Sales & Marketing, First Lien Initial Term Loan
4.250%, 07/23/21	24,071	23,687
Advantage Sales & Marketing, First Lien Term Loan
4.250%, 07/23/21	679	669
Advantage Sales & Marketing, Second Lien Term Loan
7.500%, 07/25/22	25,000	24,000
Commercial Barge Line Company, Second Lien Initial Term Loan
10.750%, 03/22/20	125,000	126,562
Delta 2 (Lux), Second Lien Facility
7.750%, 07/29/22	75,000	72,438
Hilton Worldwide Finance LLC, Initial Term Loan
3.500%, 10/26/20	75,877	75,806
Pharmaceutical Product, Cov-Lite, Initial Term Loan, 1st Lien
4.250%, 08/18/22	49,875	49,400
RHP Hotel Properties LP, Tranche B Term Loan
3.750%, 01/15/21	98,750	98,836
Syncreon Group Holdings, Term Loan
5.250%, 10/28/20	73,316	58,836

		579,316

TECHNOLOGY & ELECTRONICS — 0.3%
Ancestry.com Operations Term Loan
5.000%, 08/29/22	25,000	24,896
Entegris, Tranche B Term Loan
3.500%, 04/30/21	16,785	16,670
iQor US, Second Lien Term Loan
9.750%, 04/01/22	75,000	59,250

		100,816

UTILITIES — 0.6%
Calpine, Delayed Term Loan
4.000%, 10/31/20	98,250	98,204
Energy Future Intermediate Holding Company LLC, Term Loan
4.250%, 06/19/16	50,000	49,917

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

LOAN PARTICIPATIONS — continued
	Face Amount	Value
UTILITIES — continued
Texas Competitive Electric Holdings LLC, Delayed Term Loan
3.750%, 05/05/16	$56,436	$56,471

		204,592

Total Loan Participations (Cost $2,654,215)		2,496,520

COMMON STOCK — 0.9%
	Shares	Value
CONSUMER DISCRETIONARY — 0.3%
Travelport Worldwide	7,046	93,147

FINANCIALS — 0.1%
EME Reorganization Trust	41,260	206
iPayment Holdings *	6,892	39,630

		39,836

INDUSTRIALS — 0.3%
Exide Technologies *	162	729
Exide Technologies *	296	1,332
UC Holdings *	4,088	103,222

		105,283

INFORMATION TECHNOLOGY — 0.1%
Allen Systems Group	1,117	28,204

TELECOMMUNICATION SERVICES — 0.1%
NII Holdings *	4,669	30,395

UTILITIES — 0.0%
NRG Energy	376	5,584

Total Common Stock (Cost $401,441)		302,449

PREFERRED STOCK — 0.5%
FINANCIALS — 0.3%
Ally Financial, 8.500% (C)	1,352	35,057
Citigroup, 6.875% (C)	1,749	46,646
Cowen Group, 8.250%	1,337	34,909

		116,612

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

PREFERRED STOCK — continued
	Shares	Value
INDUSTRIALS — 0.2%
General Finance, 8.125%	1,116	$28,447
Seaspan, 6.375%	1,249	30,925

		59,372

Total Preferred Stock (Cost $172,174)		175,984

CONVERTIBLE BONDS — 0.2%
	Face Amount	Value
INDUSTRIALS — 0.2%
Exide Technologies 7.000%, 04/30/25 (A)	$14,259	9,126
Meritor 4.000%, 02/15/27 (E)	75,000	74,484

Total Convertible Bonds (Cost $72,367)		83,610

WARRANTS — 0.2%
	Number of Warrants	Value
iPayment Holdings, Expires 12/29/22 *	44,936	67,404
UC Holdings, Expires 08/01/20 *	600	5,160

Total Warrants (Cost $5,160)		72,564

SHORT-TERM INVESTMENT — 2.7%
	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.010% (F) (Cost $927,633)	927,633	927,633

Total Investments — 100.1% (Cost $37,801,461)		$34,121,890

Percentages are based on Net Assets of $34,074,563.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Distributions are paid-in-kind.
(B)	Security in default on interest payments.
(C)	Floating rate security - Rate disclosed is the rate in effect on September 30, 2015.
(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(E)	Step Bonds - The rate reported is the rate in effect on September 30, 2015. The coupon on a step bond changes on a specified date.
(F)	The rate reported is the 7-day effective yield as of September 30, 2015.
(G)	Security is valued at zero due to company’s insolvency.

Cl — Class

LLC — Limited Liability Company

LLLP — Limited Liability Limited Partnership

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

ULC — Unlimited Liability Company

The following is a list of the inputs used as of September 30, 2015, in valuing the Fund’s investments carried at market value

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$30,063,130	$—	$30,063,130
Loan Participations	—	2,496,520	—	2,496,520
Common Stock	232,554	69,895	—	302,449
Preferred Stock	175,984	—	—	175,984
Convertible Bonds	—	83,610	—	83,610
Warrants	—	67,404	5,160	72,564
Short-Term Investment	927,633	—	—	927,633

Total Investments in Securities	$1,336,171	$32,780,559	$5,160	$34,121,890

(1)	A reconciliation of Level 3 investments is presented when the Fund has greater than 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments at Value (Cost $37,801,461)	$34,121,890
Interest-Bearing Cash at Custodian	21,310
Interest Receivable	670,068
Receivable for Investment Securities Sold	418,963
Receivable from Adviser	65,814
Prepaid Expenses	5,852

Total Assets	35,303,897

Liabilities:
Payable for Investment Securities Purchased	1,153,507
Payable due to Administrator	10,274
Chief Compliance Officer Fees Payable	1,448
Payable due to Trustees	480
Other Accrued Expenses	63,625

Total Liabilities	1,229,334

Net Assets	$34,074,563

Net Assets Consist of:
Paid-in-Capital	$38,922,959
Distributions in Excess of Net Investment Income	(103,791)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(1,067,096)
Net Unrealized Depreciation on Investments	(3,679,571)
Net Unrealized Appreciation on Foreign Currency Transactions	2,062

Net Assets	$34,074,563

Net Asset Value and Redemption Price Per Share (unlimited authorization – no par value) Class I Shares ($34,074,563 ÷ 3,808,663)	$8.95 *

*	Redemption price per share may be less if the shares are redeemed less than 30 days from the date of purchase. See Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
FOR THE YEAR ENDED
SEPTEMBER 30, 2015†

STATEMENT OF OPERATIONS
Investment Income
Interest Income	$3,112,789
Dividend Income	30,927

Total Investment Income	3,143,716

Expenses:
Investment Advisory Fees	233,109
Administration Fees	131,884
Trustees’ Fees	73,402
Chief Compliance Officer Fees	20,659
Distribution Fees — Class A(1)	533
Distribution Fees — Class C(1)	1,209
Legal Fees	382,836
Pricing Fees	124,793
Transfer Agent Fees	82,481
Printing Fees	40,000
Registration Fees	25,045
Custodian Fees	23,795
Audit Fees	22,500
Insurance and Other Expenses	101,085

Total Expenses	1,263,331

Less: Investment Advisory Fees Waived	(233,109)
Reimbursement from Investment Adviser	(724,934)

Net Expenses	305,288

Net Investment Income	2,838,428

Net Realized Loss on:
Investments	(922,108)
Foreign Currency Transactions	(18,190)

Net Realized Loss	(940,298)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(3,649,975)
Foreign Currency Transactions	3,409

Net Change in Unrealized Appreciation (Depreciation)	(3,646,566)

Net Realized and Unrealized Loss on Investments	(4,586,864)

Net Decrease in Net Assets Resulting from Operations	$(1,748,436)

†	On December 8, 2014, the High Yield Fund, a series of Nomura Partners Funds, Inc. (the “Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund III Nomura High Yield Fund. Class A, Class C and Class I shares of the Predecessor Fund were exchanged on a tax-free basis for Class I shares of The Advisors’ Inner Circle Fund III Nomura High Yield Fund. Information presented prior to December 8, 2014 is that of the Predecessor Fund. See Note 1 in Notes to Financial Statements.
(1)	Fees presented are for the Predecessor Fund for the period October 1, 2014 through December 7, 2014. Effective December 8, 2014, Class A and Class C shares of the Predecessor Fund were exchanged for Class I shares of The Advisors’ Inner Circle III Nomura High Yield Fund.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2015†	Year Ended September 30, 2014
Operations:
Net Investment Income	$2,838,428	$3,452,995
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(940,298)	1,024,729
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(3,646,566)	25,314

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,748,436)	4,503,038

Dividends and Distributions from:
Net Investment Income	(2,846,466)	(3,703,436)
Net Realized Gains	(995,017)	(726,436)

Total Dividends and Distributions	(3,841,483)	(4,429,872)

Capital Share Transactions(1)
Issued	169,348	399,440
Reinvestment of Distributions	3,838,018	4,374,080
Redemption Fees(2)	2,766	1,863
Redeemed	(19,696,872)	(4,565,341)

Net Increase (Decrease) From Capital Share Transactions	(15,686,740)	210,042

Total Increase (Decrease) in Net Assets	(21,276,659)	283,208

Net Assets:
Beginning of Year	55,351,222	55,068,014

End of Year (including distributions in excess of net investment income of $(103,791) and $(81,377), respectively)	$34,074,563	$55,351,222

†	On December 8, 2014, the High Yield Fund, a series of Nomura Partners Funds, Inc. (the “Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund III Nomura High Yield Fund. Class A, Class C and Class I shares of the Predecessor Fund were exchanged on a tax-free basis for Class I shares of The Advisors’ Inner Circle Fund III Nomura High Yield Fund. Information presented prior to December 8, 2014 is that of the Predecessor Fund. See Note 1 in Notes to Financial Statements.
(1)	See Note 6 in the Notes to Financial Statements.
(2)	See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Class I Shares
	Year Ended September 30, 2015(1)	Year Ended September 30, 2014(1)	Period Ended September 30, 2013(1) (2)
Net Asset Value, Beginning of Period	$10.24	$10.23	$10.00

Income from Operations:
Net Investment Income(3)	0.65	0.65	0.51
Net Realized and Unrealized Gain/(Loss) on Investments	(1.11)	0.20	0.22

Total from Operations	(0.46)	0.85	0.73

Redemption Fees(3) (4)	—	—	—

Dividends and Distributions from:
Net Investment Income	(0.65)	(0.70)	(0.50)
Net Realized Gains	(0.18)	(0.14)	—

Total Dividends and Distributions	(0.83)	(0.84)	(0.50)

Net Asset Value, End of Period	$8.95	$10.24	$10.23

Total Return †	(4.79)%	8.50%	7.39%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$34,075	$50,820	$48,030
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	0.71%	0.85%	0.85	%*
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	2.95%	2.60%	2.60	%*
Ratio of Net Investment Income to Average Net Assets	6.62%	6.24%	6.71	%*
Portfolio Turnover Rate	106%	114%	148	%**

(1)	On December 8, 2014, the High Yield Fund, a series of Nomura Partners Funds, Inc. (the “Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund III Nomura High Yield Fund. Class A, Class C and Class I shares of the Predecessor Fund were exchanged on a tax-free basis for Class I shares of The Advisors’ Inner Circle Fund III Nomura High Yield Fund. Information presented prior to December 8, 2014 is that of the Predecessor Fund. See Note 1 in Notes to Financial Statements.
(2)	The Predecessor Fund commenced operations on December 27, 2012.
(3)	Per share data calculated using average shares method.
(4)	Value is less than $0.01 per share.
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
*	Annualized
**	Not Annualized

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eleven funds. The financial statements herein are those of the Nomura High Yield Fund (the “Fund”). The investment objective of the Fund is to achieve current yield and capital growth. The Fund is a diversified fund that invests in a portfolio of high yield bonds that Nomura Asset Management U.S.A. Inc. (the “Adviser” or “NAM USA”) believes have good earnings growth potential and are undervalued in the market. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

On December 5, 2014, the shareholders of the High Yield Fund (the “Predecessor Fund”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets and assumption of certain of the liabilities of the Predecessor Fund, a series of Nomura Partners Funds, Inc., (b) the issuance of Class I shares of the Fund to the Class A, Class C and Class I shareholders of the Predecessor Fund; and (c) the liquidation and termination of the Predecessor Fund. The effective date of the Reorganization was December 8, 2014. The Predecessor Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Fund. The financial statements and financial highlights reflect the financial information of the Predecessor Fund through December 7, 2014.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided such amount approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of each year. For details of the investment classifications, refer to the Schedule of Investments for the Fund.

During the year ended September 30, 2015, there have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended September 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended September 30, 2015, the Fund did not incur any interest or penalties relating to unrecognized tax benefits.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund will distribute substantially all of its net investment income and make distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Fund imposes a 2.00% redemption fee on the current value of shares redeemed less than 30 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The redemption fees retained by the Fund are reported on the Statement of Changes in Net Assets.

3. Transactions with Affiliates:

Effective December 8, 2014, certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

Effective December 8, 2014, the Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended September 30, 2015, the Fund was charged $101,714 for these services. Prior to December 8, 2014, State Street Bank and Trust Company (“State Street”) provided administration services as administrator of the Predecessor Fund. For its services, State Street received fees from the Predecessor Fund at an annual rate of 0.10% of average daily net assets, with reductions as average daily net assets increase to certain levels, and subject to certain minimum requirements. For the period ended September 30, 2015, the Fund was charged $30,170 for these services. Expenses incurred under the Fund and the Predecessor Fund’s administration agreements are shown in the Statement of Operations as “Administration Fees”.

Prior to December 8, 2014, Foreside Fund Services, LLC served as the distributor for the Predecessor Fund. The Predecessor Fund’s distribution plan allowed the Predecessor Fund to pay distribution fees for the sale of their shares under Rule 12b-1 of the 1940 Act, and shareholding servicing fees for certain services provided to their shareholders. The Predecessor Fund paid Foreside Fund Services, LLC an aggregate fee of 0.25% of the average daily net assets of the Predecessor Fund’s Class A shares and 1.00% of the average daily net assets of the Predecessor Fund’s Class C shares.

Effective December 8, 2014, DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. Prior to December 8, 2014, Boston Financial Data Services served as the Predecessor Fund’s transfer agent.

MUFG Union Bank, N.A. acts as the custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Prior to December 8, 2014, State Street served as the Predecessor Fund’s custodian.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. Prior to December 8, 2014, the Adviser received a fee of an annual rate of 0.65% of the Predecessor Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest,

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.65% of the Fund’s average daily net assets until January 29, 2016. If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place.

As of September 30, 2015, fees for the Fund which were previously waived or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $387,788 expiring in 2018.

Prior to December 8, 2014, NAM USA served as investment adviser to the Predecessor Fund. NAM USA had contractually agreed through January 28, 2015, to waive its investment advisory fee with respect to Class A, Class C and Class I shares of the Predecessor Fund and, if necessary, to reimburse other operating expenses of the Predecessor Fund to the extent necessary to limit total annual operating expenses (excluding distribution and service (12b-1) fees, interest expense, dividend expenses resulting from short sales of securities and certain other expenses), on an annualized basis, to 0.85%, as a percentage of average daily net assets allocated to each such class of shares of the Predecessor Fund. For the period from October 1, 2014 through December 7, 2014, NAM USA waived advisory fees and/or reimbursed expenses of $570,255, not subject to recapture.

The Adviser has entered into an investment sub-advisory agreement with Nomura Corporate Research and Assets Management Inc. (“NCRAM”) to sub-advise the Fund, and pays the sub-adviser out of the advisory fee that it receives from the Fund.

6. Capital Share Transactions:

	Year Ended September 30, 2015†		Year Ended September 30, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Shares Sold
Class A	—	—	21,267	218,860
Class C	—	—	3,831	39,580
Class I	18,004	169,348	13,686	141,000
Shares Reinvested
Class A	2,848	29,004	25,026	260,409
Class C	1,133	11,534	8,661	90,115
Class I	391,142	3,797,480	386,395	4,023,556
Shares Redeemed
Class A	(20,234)	(206,131)	(279,595)	(2,928,868)
Class C	(34,711)	(356,691)	(24,714)	(261,716)
Class I	(1,953,741)	(19,134,050)	(132,766)	(1,374,757)

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
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SEPTEMBER 30, 2015

	Year Ended September 30, 2015†		Year Ended September 30, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Redemption Fees
Class A	—	177	—	177
Class C	—	61	—	61
Class I	—	2,528	—	1,625

Net Increase (Decrease) from Capital Transactions	(1,595,559)	(15,686,740)	21,791	210,042

†	On December 8, 2014, the High Yield Fund, a series of Nomura Partners Funds, Inc. (the “Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund III Nomura High Yield Fund. Class A, Class C and Class I shares of the Predecessor Fund were exchanged on a tax-free basis for Class I shares of The Advisors’ Inner Circle Fund III Nomura High Yield Fund. Information presented prior to December 8, 2014 is that of the Predecessor Fund. See Note 1 in Notes to Financial Statements.

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments, for the year ended September 30, 2015 were $42,049,165 and $54,879,971, respectively. There were no purchases or sales of long-term U.S. Government securities.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to reclass of distributions, disposition of defaulted bonds, foreign exchange gains/losses and paydown gain adjustment, have been reclassified to (from) the following accounts:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-In Capital
$(14,376)	$14,379	$(3)

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
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SEPTEMBER 30, 2015

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended September 30, 2015 and September 30, 2014 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2015	$3,589,029	$252,454	$3,841,483
2014	4,429,872	—	4,429,872

As of September 30, 2015, the components of accumulated losses on a tax basis were as follows:

Post October Losses	$(991,135)
Late-Year Loss Deferral	(6,860)
Unrealized Depreciation	(3,753,468)
Other Temporary Differences	(96,933)

Total Accumulated Losses	$(4,848,396)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2014 through September 30, 2015, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2015 through September 30, 2015 and specified losses realized on investment transactions from November 1, 2014 through September 30, 2015, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at September 30, 2015, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$37,877,420	$376,751	$(4,132,281)	$(3,755,530)

9. Other:

At September 30, 2015, 98% of total shares outstanding were held by one record shareholder, which is an affiliate of the Adviser.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
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SEPTEMBER 30, 2015

10. Concentration/Risk:

As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund’s share price to fall.

11. Change of Independent Registered Public Accounting Firm:

The Fund has selected Ernst & Young (“E&Y”) to serve as the Fund’s independent registered public accounting firm for the Fund’s fiscal year ended September 30, 2015. The decision to select E&Y was recommended by the Fund’s Audit Committee on December 11, 2014 and was approved by the Fund’s Board of Trustees on December 11, 2014. During the Predecessor Fund’s fiscal years ended September 30, 2014 and 2013, and subsequent interim period through December 11, 2014, neither the Predecessor Fund, nor anyone on its behalf, consulted with E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Predecessor Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304). The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Fund or the Fund’s Board of Trustees with the performance of the Predecessor Fund’s prior independent registered public accounting firm, BBD, LLP (“BBD”). The decision not to renew the engagement of BBD, effective upon its completion of its audit for the fiscal year ended September 30, 2014, and to select E&Y was recommended by the Fund’s Audit Committee and approved by the Fund’s Board of Trustees. BBD’s report on the Predecessor Fund’s financial statements for the fiscal years ended September 30, 2014 and 2013 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Predecessor Fund’s fiscal years ended September 30, 2014 and 2013 and subsequent interim period through December 11, 2014, (i) there were no disagreements with BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Predecessor Fund’s financial statements for such years; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

12. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund III

and Shareholders of Nomura High Yield Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nomura High Yield Fund (one of the series constituting The Advisors’ Inner Circle Fund III (the “Trust”)) as of September 30, 2015, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights for each of the years or periods presented through September 30, 2014 were audited by other auditors whose report dated November 28, 2014, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nomura High Yield Fund (one of the series constituting The Advisors’ Inner Circle Fund III) at September 30, 2015, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

November 30, 2015

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2015 through September 30, 2015).

The table on the next page illustrates your Fund’s costs in two ways:

•  Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

DISCLOSURE OF FUND EXPENSES (Unaudited) — concluded

	Beginning Account Value 04/01/15	Ending Account Value 09/30/15	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$946.00	0.65%	$3.17
Hypothetical 5% Return	1,000.00	1,021.21	0.65%	3.29
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Mr. Doran is a Trustee who may be deemed to be an

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INTERESTED BOARD MEMBERS [3,4]
WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 75 yrs. old	Chairman of Board of Trustees (Since 2014)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.
INDEPENDENT BOARD MEMBERS[4]
JON C. HUNT 64 yrs. old	Trustee (Since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.
THOMAS P. LEMKE 61 yrs. old	Trustee (Since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Board Members oversee 11 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
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SEPTEMBER 30, 2015

“interested” person of the Trust as that term is defined in the 1940 Act by virtue of his affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-777-7818. The following chart lists Trustees and Officers as of September 30, 2015.

Other Directorships Held by Board Member[5]
Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, O’Connor EQUUS (closed-end investment company), Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. Director of SEI Investments (Europe), Limited, SEI Investments – Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments – Unit Trust Management (UK) Limited. Director of the Distributor since 2003.
Former Directorships: Director of the SEI Alpha Strategy Portfolio LP to 2013.

Current Directorships: Trustee of City National Rochdale Funds and O’Connor EQUUS (closed-end investment company), Winton Series Trust and Winton Diversified Opportunities Fund (closed-end investment company). Member of Independent Committee of Nuveen Commodities Asset Management.
Current Directorships: Independent Director of Victory Funds. Trustee of AXA Premier VIP Trust, O’Connor EQUUS (closed-end investment company), Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company) and JP Morgan Active ETFs.
Former Directorships: Director of ICI Mutual Insurance Company to 2013.

5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INDEPENDENT BOARD MEMBERS[3] (continued)
RANDALL S. YANKER 55 yrs. old	Trustee (Since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.
OFFICERS
MICHAEL BEATTIE 50 yrs. old	President (Since 2014)	Director of Client Service at SEI since 2004.
ROBERT NESHER 69 yrs. old	Vice Chairman (Since 2014)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Vice Chairman of O’Connor EQUUS (closed-end investment company), Winton Series Trust and Winton Diversified Opportunities Fund (closed-end investment company). President and Director of SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to September 2013. President of SEI Opportunity Fund, L.P. to 2010.
STEPHEN CONNORS 31 yrs. old	Treasurer, Controller and Chief Financial Officer (since 2015)	Director, SEI Investments, Fund Accounting since December 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014. Audit Supervisor, BBD, LLP (formerly Briggs, Bunting & Dougherty, LLP), from 2007 to 2011.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Board Members oversee 11 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

Other Directorships Held by Board Members[4]

Current Directorships: Trustee of O’Connor EQUUS (closed-end investment company), Winton Series Trust and Winton Diversified Opportunities Fund (closed-end investment company). Independent Non-Executive Director of HFA Holdings Limited.

None.
None.
None.

4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
OFFICERS[3] (continued)
RUSSELL EMERY 53 yrs. old	Chief Compliance Officer (Since 2014)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from June 2007 to September 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund, Advisors’ Inner Circle Fund II, Bishop Street Funds, O’Connor EQUUS (closed-end investment company), Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust, The KP Funds, and O’Connor EQUUS. Chief Compliance Officer of SEI Opportunity Fund, L.P. until 2010.
DIANNE M. DESCOTEAUX 38 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.
BRIDGET E. SUDALL 35 yrs. old	Privacy Officer (Since 2015) AML Officer (Since 2015)	Anti-Money Laundering Compliance Officer and Privacy Officer since 2015. Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, April 2011 to March 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, July 2007 to April 2011.
LISA WHITTAKER 37 yrs. old	Vice President and Assistant Secretary (Since 2013)	Attorney, SEI Investments Company (2012- present). Associate Counsel, The Glenmede Trust Company (2011-2012). Associate, Drinker Biddle & Reath LLP (2006-2011).
JOHN Y. KIM 34 yrs. old	Vice President and Secretary (Since 2014)	Attorney, SEI Investments Company (2014- present). Associate Stradley Ronon Stevens & Young (2009-2014).

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Board Members oversee 11 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

Other Directorships Held by Officer

None.
None.
None.
None.
None.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
SEPTEMBER 30, 2015

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a September 30, 2015 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30, 2015, the Fund is designating the following items with regard to distributions paid during the period.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)
6.57%	93.43%	100.00%	2.95%	1.31%	0.00%	0.00%	100.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distributions. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage of this column represents the amount of “Short-Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

Nomura High Yield Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-866-777-7818

Investment Adviser:

Nomura Asset Management U.S.A. Inc.

Worldwide Plaza

309 West 49th Street

New York, New York 10019

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

NAM-AR-001-0100

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial experts are Thomas Lemke, and they are independent as defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP (“EY”) and BBD LLP (“BBD”) related to the Advisors’ Inner Circle Fund III (the “Trust”).

EY billed the Trust aggregate fees for services rendered to the Trust for the fiscal year 2015 and BBD billed the Trust aggregate fees for services rendered to the Trust for the fiscal year 2014 as follows:

		2015*			2014†
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$29,240	N/A	N/A	$41,500	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	$0	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	$12,500	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	$9,000	N/A	N/A

*	EY
†	BBD

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed by EY and BBD to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2015*	2014†
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

*	EY
†	BBD

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by EY for 2015 and BBD for 2014 for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2015 and 2014, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 8, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and Chief Financial Officer

Date: December 8, 2015